Acquisition and Disposal (Details) - Schedule of Assets Acquired and Liabilities Assumed ¥ in Thousands	Jun. 30, 2024 CNY (¥)
Acquisition and Disposal (Details) - Schedule of Assets Acquired and Liabilities Assumed [Line Items]
Cash and cash equivalents and restricted cash	¥ 601,925
Short term investments	928,270
Accounts receivable and contract assets	1,350,421
Other receivables and current assets	231,853
Property, plant, and equipment, net	91,659
Intangible asset	468,832
Deferred tax assets	40,735
Other non-current assets	235,752
Right of use asset	136,056
Total assets acquired	4,085,503
Liabilities Assumed
Short-term loan	164,300
Accounts payables and accrued commissions	806,770
Other payable and accrued expenses	183,187
Accrued payroll	93,697
Income tax payable	100,260
Operating lease liabilities	128,475
Deferred tax liabilities	251,780
Other liabilities	82,686
Total liabilities assumed	1,811,155
Total identifiable net assets acquired	2,274,348
Less: Non-controlling interest of certain subsidiaries of AIX	(266,255)
Goodwill	669,519
Software [Member]
Acquisition and Disposal (Details) - Schedule of Assets Acquired and Liabilities Assumed [Line Items]
Intangible asset	91,178
Non-compete agreements [Member]
Acquisition and Disposal (Details) - Schedule of Assets Acquired and Liabilities Assumed [Line Items]
Intangible asset	8,175
Agent resources [Member]
Acquisition and Disposal (Details) - Schedule of Assets Acquired and Liabilities Assumed [Line Items]
Intangible asset	137,944
Insurance broker licenses [Member]
Acquisition and Disposal (Details) - Schedule of Assets Acquired and Liabilities Assumed [Line Items]
Intangible asset	89,071
Trade names [Member]
Acquisition and Disposal (Details) - Schedule of Assets Acquired and Liabilities Assumed [Line Items]
Intangible asset	¥ 142,464